Cash and cash equivalents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Cash and cash equivalents

	March 31, 2018	December 31, 2017
Short-term bank deposits	20,694	66,767
Short-term investment	2,524,695	—

	2,545,389	66,767

	December 31,
	2017	2016
Short-term bank deposits	66,767	79,969

	66,767	79,969